CONSOLIDATED STATEMENTS OF LOSS AND COMPREHENSIVE LOSS - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
CONSOLIDATED STATEMENTS OF LOSS AND COMPREHENSIVE LOSS
Accretion	$ 98,000	$ 102,000
Administrative salaries	3,340,000	1,982,000
Communications	1,598,000	1,035,000
Consulting	2,849,000	1,624,000
Depreciation	320,000	377,000
Exploration and evaluation	107,452,000	70,458,000
Flow-through share premium recovery	(12,890,000)	(11,136,000)
Gain on sale of mineral property		(4,118,000)
(Gain) loss on marketable securities	52,000	(4,076,000)
Insurance	717,000	280,000
Interest income	(228,000)	(395,000)
Office and administration	803,000	224,000
Professional fees	1,683,000	462,000
Share-based payments	10,950,000	3,164,000
Travel	135,000	39,000
Transfer agent and listing fees	688,000	289,000
Loss and comprehensive loss for the year	$ (117,567,000)	$ (60,311,000)
Loss per share - basic	$ (1.97)	$ (1.43)
Loss per share - diluted	$ (1.97)	$ (1.43)
Weighted average number of common shares outstanding - basic	59,819,146	42,251,942
Weighted average number of common shares outstanding - diluted	59,819,146	42,251,942
Net loss for the year	$ (117,567,000)	$ (60,311,000)